Organization and Basis of Presentation (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization and Basis of Presentation
Accumulated deficit	$ (222,720)	$ (199,734)	$ (166,126)
Business Combination [Member]
Organization and Basis of Presentation
Accumulated deficit	$ 222,700	$ (199,700)